UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

     T. Rowe Price Tax-Efficient Funds, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: February 28 Date of reporting period: May 31, 2008

# ITEM 1. SCHEDULE OF INVESTMENTS

## T. ROWE PRICE TAX-EFFICIENT BALANCED FUND

Unaudited May 31, 2008

**PORTFOLIO OF INVESTMENTS ‡**

(Cost and value in $000s)

| | $ Shares/$ Par | Value |
|---|---|---|
| **COMMON STOCKS 48.0%** | | |
| **CONSUMER DISCRETIONARY 5.5%** | | |
| **Automobiles 0.1%** | | |
| Harley-Davidson | 600 | 25 |
| | | 25 |
| **Diversified Consumer Services 0.1%** | | |
| Apollo Group, Class A (1) | 1,000 | 48 |
| | | 48 |
| **Hotels, Restaurants & Leisure 1.5%** | | |
| Carnival | 500 | 20 |
| Choice Hotels International | 1,500 | 52 |
| International Game Technology | 1,500 | 53 |
| Las Vegas Sands (1) | 2,000 | 139 |
| Marriott, Class A | 4,600 | 151 |
| Starbucks (1) | 1,900 | 35 |
| Wynn Resorts | 700 | 70 |
| Yum! Brands | 1,500 | 60 |
| | | 580 |
| **Internet & Catalog Retail 0.3%** | | |
| Amazon.com (1) | 1,300 | 106 |
| | | 106 |
| **Media 2.1%** | | |
| CBS, Class B | 1,799 | 39 |
| Disney | 2,200 | 74 |
| Focus Media Holding, ADR (1) | 1,500 | 60 |
| McGraw-Hill | 4,000 | 166 |
| Omnicom | 4,200 | 206 |
| Time Warner | 3,300 | 52 |
| Viacom, Class B (1) | 1,570 | 56 |

| | | |
|---|---|---|
| Eaton Vance | 3,500 | 149 |
| Franklin Resources | 2,300 | 233 |
| Goldman Sachs | 600 | 106 |
| Northern Trust | 4,000 | 304 |
| State Street | 3,900 | 281 |
| | | 1,537 |
| **Commercial Banks 0.1%** | | |
| Wells Fargo | 2,000 | 55 |
| | | 55 |
| **Consumer Finance 0.2%** | | |
| American Express | 1,500 | 69 |
| | | 69 |
| **Diversified Financial Services 1.5%** | | |
| CME Group | 787 | 339 |
| IntercontinentalExchange (1) | 900 | 124 |
| Moodys | 3,200 | 119 |
| | | 582 |
| Total Financials | | 2,243 |
| **HEALTH CARE 5.2%** | | |
| **Biotechnology 1.1%** | | |
| Amgen (1) | 1,300 | 57 |
| Celgene (1) | 1,500 | 91 |
| Gilead Sciences (1) | 5,000 | 277 |
| | | 425 |
| **Health Care Equipment & Supplies 1.6%** | | |
| Baxter International | 1,500 | 92 |
| Becton, Dickinson and Company | 500 | 42 |
| Intuitive Surgical (1) | 200 | 59 |
| Medtronic | 4,700 | 238 |

| | | |
|---|---|---|
| **New Jersey 1.5%** | | |
| New Jersey Economic Dev. Auth., Franciscan Oaks 5.75%, 10/1/23 | 100,000 | 101 |
| New Jersey Economic Dev. Auth., Motor Vehicle Surcharge 5.25%, 7/1/31 (5) | 250,000 | 258 |
| New Jersey Housing & Mortgage Fin. Agency, Multi-Family 5.55%, 11/1/09 (3) | 170,000 | 176 |
| Tobacco Settlement Fin. Corp., Tobacco Industry 4.50%, 6/1/23 | 65,000 | 58 |
| Total New Jersey | | 593 |
| **New Mexico 0.7%** | | |
| Jicarilla Apache Nation, 5.50%, 9/1/23 | 100,000 | 104 |
| New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27 | 65,000 | 66 |
| Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20 | 100,000 | 104 |
| Total New Mexico | | 274 |
| **New York 5.3%** | | |
| New York City, GO, 5.00%, 4/1/20 | 250,000 | 261 |
| New York City, GO, 5.00%, 1/1/26 | 125,000 | 129 |
| New York City, GO, 5.00%, 11/1/28 | 100,000 | 102 |
| New York City, GO, 5.25%, 5/15/22 | 250,000 | 261 |
| New York City IDA, 7 World Trade Center, 6.25%, 3/1/15 | 100,000 | 101 |
| New York City Transitional Fin. Auth., 5.75%, 11/15/20 (Prerefunded 5/15/10) (2) | 455,000 | 491 |
| New York City Transitional Fin. Auth., 5.75%, 11/15/20 (Prerefunded 5/15/10) (2) | 45,000 | 48 |
| New York City Transitional Fin. Auth., 5.875%, 11/1/16 (Prerefunded 5/1/10) (2) | 30,000 | 32 |
| New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35 | 300,000 | 312 |
| New York Liberty Dev. Corp., Goldman Sachs, 5.50%, 10/1/37 | 125,000 | 135 |
| Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (4) | 100,000 | 89 |

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by Financial Security Assurance Inc.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $464 and represents 1.2% of net assets.
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by Assured Guaranty US Holdings Inc.
(7)	Insured by AMBAC Assurance Corp.
(8)	Insured by Financial Guaranty Insurance Company
ADR	American Depository Receipts
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Balanced Fund
Unaudited	May 31, 2008

Notes To Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On March 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on May 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$18,858,000
Level 2 – significant other observable inputs	20,221,000
Level 3 – significant unobservable inputs	0
Total	$39,079,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2008, the cost of investments for federal income tax purposes was $30,829,000. Net unrealized gain aggregated $8,250,000 at period-end, of which $8,403,000 related to appreciated investments and $153,000 related to depreciated investments.

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at May 31, 2008 -- total value of such securities at period-end amounts to $14,868. See Note 3.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Growth Fund
Unaudited	May 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On March 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on May 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$79,004,000
Level 2 – significant other observable inputs	14,000
Level 3 – significant unobservable inputs	0
Total	$79,018,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On May 31, 2008, the value of loaned securities was $14,868,000; aggregate collateral received included U.S. government securities valued at $600,000.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2008, the cost of investments for federal income tax purposes was $61,318,000. Net unrealized gain aggregated $17,700,000 at period-end, of which $18,059,000 related to appreciated investments and $359,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at May 31, 2008 -- total value of such securities at period-end amounts to $10,151. See Note 3.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
ADS	American Depository Shares

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited	May 31, 2008

Notes To Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On March 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on May 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$54,356,000
Level 2 – significant other observable inputs	90,000
Level 3 – significant unobservable inputs	0
Total	$54,446,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On May 31, 2008, the value of loaned securities was $10,151,000; aggregate collateral received included U.S. government securities valued at $332,000.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2008, the cost of investments for federal income tax purposes was $37,630,000. Net unrealized gain aggregated $16,816,000 at period-end, of which $17,164,000 related to appreciated investments and $348,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 24, 2008